Related Parties (Details) (USD $)	12 Months Ended			0 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2014	Dec. 31, 2014	Jan. 28, 2015
Related Party Transaction [Line Items]
Cost of operations - affiliate	$ 7,903,000	$ 911,000	$ 680,000
Due from SunEdison and affiliates, net	0	0			0
Due to SunEdison and affiliates, net	153,052,000	82,051,000			153,052,000
Quarterly Distribution Rights, Level Two, Percentage	85.00%				85.00%
Quarterly Distribution Rights, Level Three	75.00%				75.00%
Quarterly Distribution Rights, Level One, Per Share	$ 0.3386				$ 0.3386
Quarterly Distribution Rights, Level Two, Per Share	$ 0.3950				$ 0.3950
Quarterly Distribution Rights, Level Three, Per Share	$ 0.4514				$ 0.4514
Quarterly Distribution Rights, Level Four, Percentage	50.00%				50.00%
5.875% Senior Notes Due in 2023 | Secured Debt | Subsequent Event
Related Party Transaction [Line Items]
Face amount of debt instrument						800,000,000
Stated interest rate (in percent)						5.875%
Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Minimum Quarterly Distribution (per share)	$ 0.2257
Quarterly Distribution Rights, Level One, Percentage	15.00%				15.00%
Quarterly Distribution Rights, Level Two, Percentage	25.00%				25.00%
Quarterly Distribution Rights, Level Three	50.00%				50.00%
Minimum Quarterly Distribution
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level One, Percentage	150.00%				150.00%
Quarterly Distribution Rights, Level Two, Percentage	175.00%				175.00%
Quarterly Distribution Rights, Level Three	200.00%				200.00%
Holders of Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Rights, Level Two, Percentage	15.00%				15.00%
Quarterly Distribution Rights, Level Three	25.00%				25.00%
Quarterly Distribution Rights, Level Four, Percentage	50.00%				50.00%
SunEdison
Related Party Transaction [Line Items]
Incentives - affiliate	1,100,000	900,000	1,600,000
SunEdison | General Corporate Overhead
Related Party Transaction [Line Items]
Expenses allocated from SunEdison	19,100,000	5,200,000	4,400,000
SunEdison | Management Services Agreement
Related Party Transaction [Line Items]
Expenses allocated from SunEdison					17,500,000
Management fee due to SunEdison				0
Management fee due to SunEdison in 2015-2017 (in percent of Terra LLC's cash available for distribution)				2.50%
Management fee due to SunEdison in 2015 not to exceed				4,000,000
Management fee due to SunEdison in 2016 not to exceed				7,000,000
Management fee due to SunEdison in 2017 not to exceed				9,000,000
SunEdison | Interest Expense Paid by Parent
Related Party Transaction [Line Items]
Interest on loan to be paid by SunEdison not to exceed				48,000,000
Equity contribution					$ 5,400,000
SunEdison | Incentive Distribution Rights
Related Party Transaction [Line Items]
Quarterly Distribution Right Held, Percentage	100.00%				100.00%